TRAVELERS CORPORATE VARIABLE LIFE
                     TRAVELERS CORPORATE VARIABLE LIFE 2000
                        TRAVELERS CORPORATE BENEFIT LIFE
              TRAVELERS LIFE & ANNUITY CORPORATE VARIABLE LIFE III
                    TRAVELERS LIFE & ANNUITY CORPORATE SELECT



                   PART B" STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)


                                      DATED


                   MAY 3, 2004 AS SUPPLEMENTED AUGUST 31, 2004


                                       FOR


              THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                   (DEPOSITOR)

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies and The Travelers Insurance Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated August 31, 2004 ("the Contract"). The defined terms used in this SAI are as defined in the prospectus.

Copies of the prospectuses may be obtained by writing to The Travelers Insurance Company, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-877-942-2654 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

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                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION AND HISTORY.............................................   3
   The Depositor............................................................   3
   State Regulation.........................................................   3
   The Registrant...........................................................   3
   Registration Statement...................................................   3
   The Custodian............................................................   3
UNDERWRITING AND SERVICE AGREEMENTS.........................................   3
   Distribution and Principal Underwriting Agreement........................   3
   Compensation.............................................................   4
   Distribution and Service Fees (12b-1 fees) ..............................   4
VALUATION OF ASSETS.........................................................   4
   Investment Options.......................................................   4
   The Contract Value.......................................................   5
   Accumulation Unit Value..................................................   5
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES...............................   5
   Special Purchase Plans...................................................   5
   Underwriting Procedures..................................................   5
   Increases and Decreases in Stated Amount.................................   5
RESTRICTIONS ON FINANCIAL TRANSACTIONS......................................   6
INDEPENDENT AUDITORS........................................................   6
FINANCIAL STATEMENTS .......................................................   6

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                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One CityPlace, Hartford, Connecticut 06103-3415, and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary Citigroup Insurance Holding Corporation which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENT. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                       UNDERWRITING AND SERVICE AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

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


                         TDLLC UNDERWRITING COMMISSIONS

---------------- ------------------------------- -------------------------------
                  UNDERWRITING COMMISSIONS PAID       AMOUNT OF UNDERWRITING
      YEAR           TO TDLLC BY THE COMPANY      COMMISSIONS RETAINED BY TDLLC
---------------- ------------------------------- -------------------------------

      2003                   $2,272                            $0
---------------- ------------------------------- -------------------------------

      2002                   $2,672                            $0
---------------- ------------------------------- -------------------------------

      2001                   $2,889                            $0
---------------- ------------------------------- -------------------------------

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of overall compensation, may vary depending on the selling and other AGREEMENTS in place.To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Funds or serves as a subadviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.


DISTRIBUTION AND SERVICE FEES (12B-1 FEES). Certain of the Funds have adopted a Distribution and/or Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which allows a fund to pay fees (12b-1 fees) to those who sell and distribute fund shares out of fund assets. Some of the Funds pay the Company and/or TDLLC 12b-1 fees for certain distribution and shareholders support services incurred in the performance of the Company and/or TDLLC's obligations under agreements with the Funds. The Company and Travelers Distribution LLC may receive distribution and/or service fees (12b-1 fees) of up to 0.50% of average Fund assets. For more information on the 12b-1 fees that Funds may pay, please see the Fund prospectus and the Contract prospectus. In addition, the Advisers for certain Funds may use its management fee revenues, as well as its past profits or other resources as permitted by regulatory rules, to make payments for distribution services to TDLLC, which may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS. The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

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Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                  ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender and risk class.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

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Under some circumstances you will need to provide evidence that the insured(s)
is still insurable and that an insurable interest continues to exist. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.


                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to freeze a Policy Owner's account and refuse to pay any request for transfers, withdrawals, surrenders, loan or death benefit until instructions are received from the appropriate regulators.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of The Travelers Fund UL III for Variable Life Insurance as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, have been included herein and in the registration statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                              FINANCIAL STATEMENTS

The financial statements of The Travelers Insurance Company and The Travelers Fund UL III for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the separate accounts.

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                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-20577S                                                         August 31, 2004


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